Components of Other Comprehensive Income/(Loss) (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block Supplement [Abstract]
Schedule Of Changes In Accumulated Other Comprehensive Income Balances By Component Net Of Tax
Following is detail of "Accumulated other comprehensive income/(loss)" as presented in the Consolidated Statements of Condition:
			Accumulated Other Comprehensive Income/(Loss)

	Before-Tax Amount	Tax Benefit/ (Expense)
(Dollars in thousands)
December 31, 2012			$(146,343)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	$(108,703)	$41,935	(66,768)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	451	(174)	277
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	81,456	(31,392)	50,064
Prior service credit/(cost) arising during the period	10,678	(4,115)	6,563
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	10,085	(3,887)	6,198
December 31, 2013	(6,033)	2,367	(150,009)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	47,957	(18,135)	29,822
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(115,976)	44,803	(71,173)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	5,075	(1,961)	3,114
December 31, 2014	(62,944)	24,707	(188,246)
Other comprehensive income:
Fair value adjustments on securities available-for-sale	(22,796)	8,741	(14,055)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss)	(1,836)	704	(1,132)
Pension and postretirement plans:
Net actuarial gain/(loss) arising during the period	(18,028)	6,911	(11,117)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost	580	(222)	358
December 31, 2015	$(42,080)	$16,134	$(214,192)